Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Apr. 05, 2019	Dec. 31, 2019	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,493,215)	$ (2,207,020)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	127,596	91,841
Amortization of finance costs	98,201	209,132
Stock-based compensation expense	124,575
Non-cash lease expense	127,397	103,145
Deferred tax assets		(435,000)
Changes in operating assets and liabilities:
Receivables	1,049,878	290,707
Vendor deposits	(195,278)
Merchandise inventory	(736,243)	310,631
Prepaid expenses and other assets	109,124	(14,687)
Accounts payable and accrued expenses	(344,893)	1,442,264
Customer deposits	390,196	1,270,488
Operating lease liabilities	(65,011)	(103,145)
Net cash provided by (used in) operating activities	(2,807,673)	958,356
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(126,115)
Net cash used in investing activities	(126,115)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short term notes payable	4,590,000
Repayment on notes payable	(163,822)	(93,750)
Net payments on lines of credit		(681,408)
Net cash provided by financing activities	4,426,178	(775,158)
NET CHANGE IN CASH AND RESTRICTED CASH	1,492,390	183,198
CASH AND RESTRICTED CASH, BEGINNING OF YEAR	9,911,916	64,470			$ 64,470
CASH AND RESTRICTED CASH, END OF YEAR	11,404,306	247,668		$ 64,470	9,911,916
Cash, cash equivalents and restricted cash consist of the following: End of year
Cash and cash equivalents	1,309,374	247,668		471,308	934,729
Restricted cash	10,094,932				8,977,187
Cash and cash equivalents and restricted cash total	11,404,306	247,668		471,308	9,911,916
Cash, cash equivalents and restricted cash consist of the following: Beginning of year
Cash and cash equivalents	934,729	471,308			471,308
Restricted cash	8,977,187
Cash and cash equivalents and restricted cash total	9,911,916	471,308			471,308
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	29,473	92,398
Cash paid for taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Debt discount, warrants on short-term note payable	1,340,438
Original issue discount on short-term note payable	910,000
Adjustment to fair value of goodwill based on final purchase price allocation		121,736
Right of use asset acquired	1,954,022
Right of use liability assumed	(1,954,022)
Successor [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss				(5,157,871)	(21,567,837)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization				271,036	549,712
Amortization of finance costs				599,814	681,976
Loss on extinguishment of debt					1,756,095
Write-off of acquisition receivable					809,000
Adjustment in contingent liability				(32,246)	138,922
Stock-based compensation expense					398,908
Change in fair value of warrant liability				(106,900)	2,127,656
Non-cash lease expense				299,245	422,520
Deferred tax assets				(698,303)	698,303
Changes in operating assets and liabilities:
Receivables				(999,066)	(664,720)
Vendor deposits				(294,960)	(252,688)
Merchandise inventory				471,161	(3,767,151)
Prepaid expenses and other assets				167,066	(551,288)
Accounts payable and accrued expenses				1,625,064	7,337,081
Customer deposits				1,855,990	17,714,914
Operating lease liabilities				(299,245)	(422,520)
Net cash provided by (used in) operating activities				(2,299,215)	5,408,883
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment				(2,200)	(113,147)
Net cash used in investing activities				(2,200)	(113,147)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from initial public offering, net					8,602,166
Proceeds from note payable				1,500,000	642,600
Payments on notes payable				(357,207)	(2,883,754)
Proceeds from convertible notes payable				650,000
Payments on convertible notes payable					(771,431)
Net borrowings (payments) on lines of credit				1,339,430	(1,339,430)
Cash paid for financing costs				(359,500)	(105,279)
Net cash provided by financing activities				2,772,723	4,144,872
NET CHANGE IN CASH AND RESTRICTED CASH				471,308	9,440,608
CASH AND RESTRICTED CASH, BEGINNING OF YEAR	9,911,916	471,308			471,308
CASH AND RESTRICTED CASH, END OF YEAR				471,308	9,911,916
Cash, cash equivalents and restricted cash consist of the following: End of year
Cash and cash equivalents				471,308	9,911,916
Restricted cash					8,977,187
Cash and cash equivalents and restricted cash total				471,308	9,911,916
Cash, cash equivalents and restricted cash consist of the following: Beginning of year
Cash and cash equivalents	9,911,916	471,308			471,308
Restricted cash	8,977,187
Cash and cash equivalents and restricted cash total	$ 9,911,916	$ 471,308			471,308
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest				292,890	764,424
Cash paid for taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Adjustment to fair value of goodwill based on final purchase price allocation					121,736
Operating lease right-of-use asset and liability				2,300,000
Debt discounts on notes payable				64,286
Warrants in 1847 Holdings contributed on notes payable				229,673	566,711
1847 Holdings common shares contributed on note payable				137,500
Acquisition of Goedeker Television Co.				4,725,689
Conversion of debt through issuance of 1847 Holdings common shares					375,000
Derecognition of related party debt					137,500
Conversion of warrant into common stock					2,250,000
Issuance of note payable to repay Seller note					$ 3,500,000
Predecessor [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss			(445,265)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization			9,675
Amortization of finance costs
Loss on extinguishment of debt
Write-off of acquisition receivable
Adjustment in contingent liability
Stock-based compensation expense
Change in fair value of warrant liability
Non-cash lease expense
Deferred tax assets
Changes in operating assets and liabilities:
Receivables			1,730,079
Vendor deposits			(73,770)
Merchandise inventory			595,466
Prepaid expenses and other assets			2,784
Accounts payable and accrued expenses			196,565
Customer deposits			(1,404,266)
Operating lease liabilities
Net cash provided by (used in) operating activities			611,268
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment
Net cash used in investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from initial public offering, net
Proceeds from note payable
Payments on notes payable
Proceeds from convertible notes payable
Net borrowings (payments) on lines of credit
Cash paid for financing costs
Net cash provided by financing activities
NET CHANGE IN CASH AND RESTRICTED CASH			611,268
CASH AND RESTRICTED CASH, BEGINNING OF YEAR			1,525,693	2,136,961
CASH AND RESTRICTED CASH, END OF YEAR			2,136,961
Cash, cash equivalents and restricted cash consist of the following: End of year
Cash and cash equivalents			2,136,961
Restricted cash
Cash and cash equivalents and restricted cash total
Cash, cash equivalents and restricted cash consist of the following: Beginning of year
Cash and cash equivalents			1,525,693	2,136,961
Restricted cash
Cash and cash equivalents and restricted cash total			1,525,693
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest
Cash paid for taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Adjustment to fair value of goodwill based on final purchase price allocation
Operating lease right-of-use asset and liability
Debt discounts on notes payable
Warrants in 1847 Holdings contributed on notes payable
1847 Holdings common shares contributed on note payable
Acquisition of Goedeker Television Co.
Conversion of debt through issuance of 1847 Holdings common shares
Derecognition of related party debt
Conversion of warrant into common stock
Issuance of note payable to repay Seller note